Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Measurements
Summary of gross carrying value and fair value of Company's assets and liabilities measured at fair value on recurring basis

		As of
	Fair Value	June 30,	December 31,
(in $ millions)	Hierarchy	2022	2021
Interest rate swaps	Level 2	$10	$—
Earnout Shares	Level 3	77	—
Public warrants	Level 1	28	—
Private warrants	Level 3	16	—

Schedule of changes in Level 3 financial liabilities measured at fair value

	Earnout Shares to	Private
	stockholders	warrants
As of date of Business Combination - May 27, 2022	$100	$21
Change in fair value	(23)	(5)
Balance as of June 30, 2022	$77	$16

Summary of fair values of the Company's outstanding senior secured term loans

		As of		As of
	Fair	June 30, 2022		December 31, 2021
	Value	Carrying	Fair	Carrying	Fair
(in $ millions)	Hierarchy	amount (1)	value	amount (1)	value
Senior secured initial term loans	Level 2	$235	$219	$236	$233
Senior secured tranche B-3 term loans	Level 3	$986	$1,013	$787	$800
(1)	Outstanding principal amount of the relevant class of senior secured term loans less unamortized debt discount and debt issuance costs with respect to such loans.

Non-employee Earnout Shares
Fair Value Measurements
Schedule of assumptions used for initial measurement of equity instruments

	As of
	May 27,	June 30,
	2022	2022
Stock price ($)	$7.39	$6.31
Risk-free interest rate	2.81%	3.01%
Volatility	37.5%	40.0%
Expected term (years)	5.00	4.92
Expected dividends	0.0%	0.0%

Fair value ($) (per Earnout Share – Tranche 1)	$4.82	$3.72
Fair value ($) (per Earnout Share – Tranche 2)	$3.98	$3.04

Private warrants
Fair Value Measurements
Schedule of assumptions used for initial measurement of equity instruments

	As of
	May 27,	June 30,
	2022	2022
Stock price ($)	$7.39	$6.31
Exercise price ($)	$11.50	$11.50
Risk-free interest rate	2.70%	3.00%
Volatility	37.5%	40.0%
Expected term (years)	5.00	4.92
Expected dividends	0.00%	0.00%

Fair value ($) (per private warrant)	$1.68	$1.30